Note 19	9 Months Ended
Jul. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
19.  We enter into homebuilding and land development joint ventures from time to time as a means of accessing lot positions, expanding our market opportunities, establishing strategic alliances, managing our risk profile, leveraging our capital base and enhancing returns on capital.  Our homebuilding joint ventures are generally entered into with third-party investors to develop land and construct homes that are sold directly to third-party homebuyers.  Our land development joint ventures include those entered into with developers and other homebuilders as well as financial investors to develop finished lots for sale to the joint venture’s members or other third parties.

During the three months ended January 31, 2011, we entered into a joint venture agreement to acquire a portfolio of homebuilding projects, including land we previously owned in the consolidated group. We sold the land we owned to the joint venture for net proceeds of $36.1 million, which was equal to our basis in the land at that time, and recorded an investment in unconsolidated joint ventures of $19.7 million for our interest in the venture.  During the three months ended April 30, 2011, we expanded this joint venture, selling additional land we owned to the joint venture for net proceeds of $27.2 million, which was equal to our book value in the land at that time, and recorded an additional investment of $11.4 million of our interest in the venture. Separately, during the three months ended January 31, 2011, our partner in a land development joint venture transferred its interest in the venture to us.  The consolidation resulted in increases in inventory and non-recourse land mortgages of $9.5 million and $18.5 million, respectively, and a decrease in other liabilities of $9.0 million.

During the three months ended July 31, 2012, we purchased our partners’ interest in one of our unconsolidated homebuilding joint ventures.  The consolidation of this entity resulted in increases in inventory, non-recourse land mortgages and accounts payables and other liabilities of $43.7 million, $20.6 million and $13.2 million, respectively.

The tables set forth below summarize the combined financial information related to our unconsolidated homebuilding and land development joint ventures that are accounted for under the equity method.

(Dollars in thousands)	July 31, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,853	$114	$21,967
Inventories	210,650	15,131	225,781
Other assets	13,840	10	13,850
Total assets	$246,343	$15,255	$261,598

Liabilities and equity:
Accounts payable and accrued liabilities	$25,239	$10,820	$36,059
Notes payable	108,425	21	108,446
Total liabilities	133,664	10,841	144,505
Equity of:
Hovnanian Enterprises, Inc.	45,550	1,006	46,556
Others	67,129	3,408	70,537
Total equity	112,679	4,414	117,093
Total liabilities and equity	$246,343	$15,255	$261,598
Debt to capitalization ratio	49%	0%	48%

(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%

As of July 31, 2012 and October 31, 2011, we had advances outstanding of approximately $13.1 million and $11.7 million, respectively, to these unconsolidated joint ventures, which were included in the “Accounts payable and accrued liabilities” balances in the tables above.  On our Condensed Consolidated Balance Sheets, our “Investments in and advances to unconsolidated joint ventures” amounted to $59.7 million and $57.8 million at July 31, 2012 and October 31, 2011, respectively.  In some cases, our net investment in these joint ventures is less than our proportionate share of the equity reflected in the tables above because of the differences between asset impairments recorded against our joint venture investments and any impairments recorded in the applicable joint venture.  Impairments of our joint venture equity investments are recorded when we deem a decline in fair value to be other than temporary while impairments recorded in the joint ventures are recorded when undiscounted cash flows of the community indicate that the carrying amount is not recoverable.  During fiscal 2011 and the first nine months of fiscal 2012, we did not write down any joint venture investments based on our determination that none of the investments in our joint ventures sustained an other than temporary impairment during those periods.

	For the Three Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$89,749	$3,755	$93,504
Cost of sales and expenses	(84,615)	(3,246)	(87,861)
Joint venture net income	$5,134	$509	$5,643
Our share of net income	$823	$255	$1,078

	For the Three Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$57,781	$3,249	$61,030
Cost of sales and expenses	(58,629)	(3,076)	(61,705)
Joint venture net (loss) income	$(848)	$173	$(675)
Our share of net (loss) income	$(2,246)	$139	$(2,107)

	For the Nine Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$220,880	$9,838	$230,718
Cost of sales and expenses	(210,904)	(7,830)	(218,734)
Joint venture net income	$9,976	$2,008	$11,984
Our share of net income	$1,803	$1,003	$2,806

	For the Nine Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$110,302	$9,888	$120,190
Cost of sales and expenses	(119,057)	(9,215)	(128,272)
Joint venture net (loss) income	$(8,755)	$673	$(8,082)
Our share of net (loss) income	$(6,175)	$419	$(5,756)

“Income (loss) from unconsolidated joint ventures” in the accompanying Condensed Consolidated Statements of Operations reflects our proportionate share of the loss or income of these unconsolidated homebuilding and land development joint ventures.  The difference between our share of the loss or income from these unconsolidated joint ventures in the tables above compared to the Condensed Consolidated Statements of Operations is due primarily to one joint venture that had net income for which we do not get any share of the profit because of the cumulative equity position of the joint venture, the reclassification of the intercompany portion of management fee income from certain joint ventures, and the deferral of income for lots purchased by us from certain joint ventures.

In determining whether or not we must consolidate joint ventures that we manage, we assess whether the other partners have specific rights to overcome the presumption of control by us as the manager of the joint venture.  In most cases, the presumption is overcome because the joint venture agreements require that both partners agree on establishing the operations and capital decisions of the partnership, including budgets in the ordinary course of business.

Typically, our unconsolidated joint ventures obtain separate project specific mortgage financing. The amount of financing is generally targeted to be no more than 50% of the joint venture’s total assets.  For our more recent joint ventures, obtaining financing has become challenging, therefore, some of our joint ventures are capitalized only with equity. However, for our most recent joint venture, a portion of our partner's contribution was in the form of mortgage financing. Including the impact of impairments recorded by the joint ventures, the average debt to capitalization ratio of all our joint ventures is currently 48%. Any joint venture financing is on a nonrecourse basis, with guarantees from us limited only to performance and completion of development, environmental warranties and indemnification, standard indemnification for fraud, misrepresentation and other similar actions, including a voluntary bankruptcy filing.  In some instances, the joint venture entity is considered a VIE under ASC 810 due to the returns being capped to the equity holders; however, in these instances, we have determined that we are not the primary beneficiary, and therefore we do not consolidate these entities.